Subsequent Events - Additional information (Detail)				1 Months Ended
	Apr. 15, 2020 shares	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Jan. 17, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Oct. 31, 2016 $ / shares
Subsequent Event [Line Items]
Share price | $ / shares									$ 0.77
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding						30,227,056	30,227,056	21,865,233
Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding						30,305,212	30,305,212	15,894,594
Subsequent Event [Member] | Amended 2017 Plan [Member]
Subsequent Event [Line Items]
Share Based Payment Award Number Of Shares Authorized	9,609,084
Share based compensation by share based payment arrangement number of non vested options forfeited	332,566
Subsequent Event [Member] | Amended 2018 Plan [Member]
Subsequent Event [Line Items]
Share Based Payment Award Number Of Shares Authorized	11,005,888
Share based compensation by share based payment arrangement number of non vested options forfeited	2,544,917
Subsequent Event [Member] | Zheru Zhang [Member] | Amended 2017 Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of non vested options forfeited	83,142
Subsequent Event [Member] | Lili Qian [Member] | Amended 2017 Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of non vested options forfeited	83,142
Subsequent Event [Member] | Zhengyi Wang [Member] | Amended 2017 Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of non vested options forfeited	83,142
Subsequent Event [Member] | Lei Fang [Member] | Amended 2017 Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of non vested options forfeited	83,142
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding	30,227,056
Number of preferred shares converted to common shares	30,227,056
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding	23,288,783
Number of preferred shares converted to common shares	23,288,783
Subsequent Event [Member] | Convertible Preferred Stock Series B-1 Upon Conversion [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding	3,714,580
Temporary Shares Outstanding	3,301,849
Number of preferred shares converted to common shares	3,714,580
Subsequent Event [Member] | Convertible Preferred Stock Series B-2 [Member]
Subsequent Event [Line Items]
Temporary Shares Outstanding	31,046,360
Number of preferred shares converted to common shares	3,571,427
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Number of preferred shares converted to common shares	34,420,469
Subsequent Event [Member] | Series C-1 Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Shares Outstanding	3,857,143
Number of preferred shares converted to common shares	4,537,814
Collaboration Agreement with Everest [Member] | Everest Member [Member]
Subsequent Event [Line Items]
Shares Issued Upon Conversion					6,078,571
Strategic Partnership Agreement With Kalbe Genexine Biologics [Member] | Subsequent Event [Member] | CD73 Antibody [Member]
Subsequent Event [Line Items]
Upfront license fee | $				$ 340,000,000
IPO [Member] | American Depositary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of share issued, ADS			7,407,400
Number of share issued, price per share | $ / shares					$ 14.00
Proceeds from initial public offering | $			$ 103,700,000
Over-Allotment Option [Member] | American Depositary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of share issued, ADS		8,175,750
Proceeds from initial public offering | $		$ 114,460,500
American depository shares, common share equivalent		23
Common stock shares issuable		768,350
Share price | $ / shares		$ 14.00